Regulatory and Agency Capital Requirements (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Wells Fargo & Company [Member]
Regulatory leverage:
Total leverage exposure	$ 1,963,971	$ 2,247,729
Supplementary leverage ratio (SLR)	0.0805	0.0707
Tier 1 leverage ratio	0.0832	0.0831
Increase in capital due to the impact of the CECL transition provision	$ 1,700
Post-tax increase in capital recognized under initial adoption of CECL	991
Increase in ACL under CECL	10,800
Wells Fargo & Company [Member] | Advanced Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	138,297	$ 138,760
Tier 1	158,196	158,949
Total	186,934	188,333
Assets:
Risk-weighted assets	1,158,355	1,165,079
Adjusted average assets	$ 1,900,258	$ 1,913,297
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1194	0.1191
Tier 1 capital	0.1366	0.1364
Total capital	0.1614	0.1616
Regulatory leverage:
Increased RWAs related to the impact of the CECL transition provision	$ (1,400)
Wells Fargo & Company [Member] | Standardized Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	138,297	$ 138,760
Tier 1	158,196	158,949
Total	196,660	196,223
Assets:
Risk-weighted assets	1,193,744	1,245,853
Adjusted average assets	$ 1,900,258	$ 1,913,297
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1159	0.1114
Tier 1 capital	0.1325	0.1276
Total capital	0.1647	0.1575
Regulatory leverage:
Increased RWAs related to the impact of the CECL transition provision	$ 1,400
Wells Fargo Bank, NA [Member]
Regulatory leverage:
Total leverage exposure	$ 2,041,952	$ 2,006,180
Supplementary leverage ratio (SLR)	0.0735	0.0724
Tier 1 leverage ratio	0.0865	0.0856
Increase in capital due to the impact of the CECL transition provision	$ 1,700
Wells Fargo Bank, NA [Member] | Advanced Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	150,168	$ 145,149
Tier 1	150,168	145,149
Total	164,412	158,615
Assets:
Risk-weighted assets	1,012,751	1,047,054
Adjusted average assets	$ 1,735,406	$ 1,695,807
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1483	0.1386
Tier 1 capital	0.1483	0.1386
Total capital	0.1623	0.1515
Regulatory leverage:
Increased RWAs related to the impact of the CECL transition provision	$ (1,400)
Wells Fargo Bank, NA [Member] | Standardized Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	150,168	$ 145,149
Tier 1	150,168	145,149
Total	173,719	166,056
Assets:
Risk-weighted assets	1,085,599	1,152,791
Adjusted average assets	$ 1,735,406	$ 1,695,807
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1383	0.1259
Tier 1 capital	0.1383	0.1259
Total capital	0.1600	0.1440
Regulatory leverage:
Increased RWAs related to the impact of the CECL transition provision	$ 1,400